Associates and joint arrangements - Statement of financial position (Details) - EUR (€) € in Millions	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Statement of financial position
Non-current assets	€ 102,626	€ 99,901
Total Assets	129,918	128,521
Equity shareholders' funds	54,365	53,916	€ 60,998	€ 64,483
Non-controlling interests	3,732	1,171
Non-current liabilities	51,558	51,851
Cash and cash equivalents within current assets	8,982	11,001
VodafoneZiggo Group Holding B.V. [Member] | Joint ventures where entity is venturer
Statement of financial position
Non-current assets	14,184	15,012
Current assets	680	788
Total Assets	14,864	15,800
Equity shareholders' funds	319	660
Non-current liabilities	12,253	12,773
Current liabilities	2,292	2,367
Cash and cash equivalents within current assets	98	144
Non-current liabilities excluding trade and other payables and provisions	12,049	12,640
Current liabilities excluding trade and other payables and provisions	1,082	1,094
TPG Telecom Limited | Associates [member]
Statement of financial position
Non-current assets	6,737	9,024
Current assets	1,390	734
Total Assets	8,127	9,758
Equity shareholders' funds	1,604	2,175
Non-controlling interests	0	0
Non-current liabilities	2,461	6,523
Current liabilities	4,062	1,060
Cash and cash equivalents within current assets	931	85
Non-current liabilities excluding trade and other payables and provisions	2,362	6,437
Current liabilities excluding trade and other payables and provisions	3,037	105
Vodafone Idea Limited | Joint ventures where entity is venturer
Statement of financial position
Non-current assets	14,035	16,069
Current assets	1,854	2,817
Total Assets	15,889	18,886
Equity shareholders' funds	(9,586)	(9,479)
Non-current liabilities	20,509	22,636
Current liabilities	4,966	5,729
Cash and cash equivalents within current assets	310	1,145
Non-current liabilities excluding trade and other payables and provisions	20,491	22,612
Current liabilities excluding trade and other payables and provisions	2,152	2,307
Safaricom Limited | Associates [member]
Statement of financial position
Non-current assets	2,912	3,062
Current assets	532	600
Total Assets	3,444	3,662
Equity shareholders' funds	1,345	1,246
Non-controlling interests	192	331
Non-current liabilities	1,012	975
Current liabilities	895	1,110
Cash and cash equivalents within current assets	180	215
Non-current liabilities excluding trade and other payables and provisions	919	791
Current liabilities excluding trade and other payables and provisions	252	357
Indus Towers Limited | Associates [member]
Statement of financial position
Equity shareholders' funds	0	0
Investments other than investments accounted for using equity method	0	0
Oak Holdings 1 GmbH | Joint ventures where entity is venturer
Statement of financial position
Non-current assets	22,819	24,149
Current assets	635	749
Total Assets	23,454	24,898
Equity shareholders' funds	10,414	11,887
Non-current liabilities	10,434	10,167
Current liabilities	2,606	2,844
Cash and cash equivalents within current assets	187	240
Non-current liabilities excluding trade and other payables and provisions	9,900	9,560
Current liabilities excluding trade and other payables and provisions	320	502
Maziv Proprietary Limited [Member] | Associates [member]
Statement of financial position
Non-current assets	2,002	0
Current assets	95	0
Total Assets	2,097	0
Equity shareholders' funds	1,074	0
Non-controlling interests	3	0
Non-current liabilities	899	0
Current liabilities	121	0
Cash and cash equivalents within current assets	22	0
Non-current liabilities excluding trade and other payables and provisions	885	0
Current liabilities excluding trade and other payables and provisions	33	0
Investments other than investments accounted for using equity method	€ (18)	€ 0